UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Massachusetts Municipal Income Fund Fidelity® Massachusetts Municipal Money Market Fund Semi-Annual Report July 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Massachusetts Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2018

% of fund's net assets
Education	23.3
Health Care	18.1
General Obligations	16.9
Special Tax	13.8
Transportation	11.9

Quality Diversification (% of fund's net assets)

As of July 31, 2018
AAA	1.6%
AA,A	77.1%
BBB	13.4%
BB and Below	0.5%
Not Rated	3.6%
Short-Term Investments and Net Other Assets	3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Massachusetts Municipal Income Fund

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	515,000	518,857
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (a)	1,365,000	1,422,740

TOTAL GUAM		1,941,597

Massachusetts - 96.1%
Berkshire Wind Pwr. Coop. Corp.:
(Wind Proj.) Series 1, 5.25% 7/1/30 (Pre-Refunded to 1/1/20 @ 100)	$5,000,000	$5,249,000
Series 2017 2:
5% 7/1/22	350,000	387,940
5% 7/1/25	505,000	585,739
5% 7/1/26	925,000	1,079,253
5% 7/1/27	700,000	822,535
5% 7/1/30	480,000	553,368
Series 2017, 5% 7/1/21	700,000	759,766
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,165,350
Series 2016 B:
5% 11/1/34	1,000,000	1,126,910
5% 11/1/35	1,500,000	1,688,790
5% 11/1/36	1,700,000	1,910,392
Sr. Series A, 5.25% 11/1/19	2,950,000	3,013,071
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,738,495
5% 5/15/27	2,000,000	2,406,140
5% 5/15/28	600,000	730,062
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	954,121
5% 1/1/24	340,000	374,320
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,324,436
4% 12/1/24	1,360,000	1,458,818
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,320
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,910,972
5% 11/1/21	1,730,000	1,904,384
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,221,180
7% 3/1/21	565,000	610,669
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	6,821,082
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,541,908
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,061,160
Series 2006 A:
5.25% 7/1/29	3,005,000	3,731,519
5.25% 7/1/32	6,745,000	8,540,114
Series 2010 B:
5% 7/1/26	1,000,000	1,061,280
5% 7/1/28	1,000,000	1,060,890
5% 7/1/30	1,000,000	1,060,120
Series 2015 A:
5% 7/1/40	14,570,000	16,454,630
5% 7/1/45	14,125,000	15,904,891
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,145,074
5% 7/1/30	3,725,000	4,163,991
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A, 5.25% 2/1/24	1,170,000	1,364,372
Series 6, 5.25% 8/1/19	30,000	30,090
Series 8, 5% 8/1/20	105,000	105,323
Series 14, 5% 8/1/38	8,390,000	8,645,727
Series 18:
5% 2/1/28	3,500,000	4,002,880
5% 2/1/29	6,355,000	7,246,861
Series 2002 A, 5.25% 8/1/20	520,000	521,685
Series 2012 B:
5% 8/1/27	295,000	329,075
5% 8/1/27 (Pre-Refunded to 8/1/22 @ 100)	5,605,000	6,257,030
5% 8/1/28	330,000	367,986
5% 8/1/28 (Pre-Refunded to 8/1/22 @ 100)	6,240,000	6,965,899
Series 6, 5.5% 8/1/30	1,310,000	1,314,493
5% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	3,480,000	3,600,095
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	27,295,000	30,425,991
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	17,293,821
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	19,915,500
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	10,000,000	10,458,900
5% 1/1/25	13,340,000	13,940,700
5% 1/1/26	4,210,000	4,395,366
5% 1/1/27	7,000,000	7,305,200
5% 1/1/30	5,000,000	5,215,850
5% 1/1/32	3,495,000	3,639,903
5% 1/1/35	4,230,000	4,404,149
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,307,500
5.25% 11/15/41	4,620,000	5,060,517
Massachusetts Dev. Fin. Agcy. Rev.:
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/23	1,420,000	1,581,085
5% 7/1/25	1,500,000	1,704,075
(Babson College, MA Proj.) Series 2017, 5% 10/1/47	5,500,000	6,169,240
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	548,812
5% 10/1/29	735,000	856,473
5% 10/1/42	4,000,000	4,503,480
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,628,906
5% 7/1/38	3,685,000	4,235,834
5% 7/1/39	4,450,000	5,107,710
5% 7/1/42	2,805,000	3,212,538
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	3,100,000	3,249,234
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	11,857,172
5% 4/1/34	2,500,000	2,913,175
5% 4/1/35	2,455,000	2,852,170
5% 4/1/37	1,500,000	1,733,550
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,554,052
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	2,105,000	2,192,757
5.25% 12/1/25	820,000	852,374
5.625% 12/1/30	1,000,000	1,040,210
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,172,735
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,867,025
5% 7/1/32	1,905,000	2,150,116
5% 7/1/33	2,020,000	2,273,874
5% 7/1/36	2,000,000	2,233,580
5% 7/1/39	5,800,000	6,451,746
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	523,340
4% 10/1/25 (b)	500,000	520,855
4% 10/1/26 (b)	500,000	516,880
4% 10/1/27 (b)	350,000	359,181
5% 10/1/37 (b)	1,000,000	1,075,240
5% 10/1/47 (b)	1,000,000	1,066,550
5% 10/1/57 (b)	6,000,000	6,357,000
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41 (Pre-Refunded to 7/1/20 @ 100)	7,000,000	7,490,560
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,166,100
5% 7/1/30	4,600,000	5,407,300
5% 7/1/31	11,825,000	13,847,075
(Partners Healthcare Sys., Inc.) Series 2012, 5% 7/1/31	4,870,000	5,255,607
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	808,283
5% 7/1/22	875,000	960,173
5% 7/1/24	1,000,000	1,126,660
5% 7/1/26	1,935,000	2,211,647
5% 7/1/27	2,085,000	2,396,666
5% 7/1/28	4,300,000	4,910,342
(Suffolk Univ., Proj.) Series 2017:
5% 7/1/29	3,250,000	3,695,088
5% 7/1/30	3,500,000	3,964,835
5% 7/1/31	3,750,000	4,232,550
5% 7/1/32	1,000,000	1,124,580
(Tufts Med. Ctr. Proj.):
series 2011 6.875% 1/1/41	3,790,000	4,201,405
Series 2011, 6.25% 1/1/27	5,000,000	5,461,050
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,494,369
5% 10/1/30	1,100,000	1,225,334
5% 10/1/31	1,200,000	1,332,204
5% 10/1/32	1,240,000	1,371,031
5% 10/1/33	1,235,000	1,360,896
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,430,087
5% 7/1/29	1,320,000	1,489,858
5% 7/1/30	1,390,000	1,561,248
5% 7/1/38	3,750,000	4,105,275
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L:
4% 7/1/44	10,000,000	10,044,500
5% 7/1/44	6,225,000	6,809,777
(Univ. of Massachusetts Health Cr., Inc.) Series 2011 H, 5.5% 7/1/31	370,000	398,187
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,562,855
5% 10/1/35	1,495,000	1,635,201
5% 10/1/46	4,250,000	4,592,465
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/20	1,000,000	1,044,600
5% 1/1/21	1,560,000	1,674,691
5% 1/1/22	1,120,000	1,228,774
5% 1/1/23	1,440,000	1,611,907
5% 1/1/24	1,100,000	1,249,754
5% 1/1/29	1,435,000	1,672,665
5% 1/1/31	1,580,000	1,829,024
5% 1/1/32	1,665,000	1,917,131
5% 1/1/33	1,745,000	2,003,103
5% 1/1/34	1,835,000	2,099,992
5% 1/1/35	1,000,000	1,140,920
5% 1/1/36	1,000,000	1,138,310
5% 1/1/42	2,000,000	2,267,960
5% 1/1/47	1,895,000	2,140,725
5% 1/1/53	3,425,000	3,828,088
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	829,468
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,083,500
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	1,995,650
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	1,911,150
Series 2008:
5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	350,000	351,057
5% 9/1/26 (Pre-Refunded to 9/1/18 @ 100)	480,000	481,450
Series 2011 B, 5% 7/1/41	6,520,000	7,028,560
Series 2011 H, 5.125% 7/1/26	5,595,000	5,967,739
Series 2011:
5% 10/1/20	1,215,000	1,297,924
5.25% 10/1/41	5,485,000	5,944,424
5.5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	7,380,000	8,142,797
6.25% 1/1/27 (Pre-Refunded to 1/1/21 @ 100)	7,485,000	8,255,132
6.875% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,750,000	6,426,028
Series 2012 G:
5% 10/1/23	2,245,000	2,453,314
5% 10/1/24	1,625,000	1,774,744
5% 10/1/25	1,600,000	1,746,416
5% 10/1/26	2,170,000	2,367,166
5% 10/1/27	2,235,000	2,436,642
5% 10/1/28	1,240,000	1,351,079
Series 2012 J, 5% 7/1/42	7,000,000	7,689,640
Series 2012, 5% 7/1/36 (Pre-Refunded to 7/1/21 @ 100)	6,000,000	6,535,440
Series 2013 A:
6.25% 11/15/33 (Pre-Refunded to 11/15/23 @ 100) (b)	2,245,000	2,705,001
6.5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100) (b)	4,000,000	4,864,880
Series 2013 F:
4% 7/1/32	2,050,000	2,092,148
4% 7/1/43	21,685,000	21,381,193
5% 7/1/27	1,300,000	1,428,531
5% 7/1/37	3,925,000	4,221,612
Series 2013 G, 5% 7/1/44	17,110,000	18,045,404
Series 2013 P, 5% 7/1/43	12,320,000	13,723,618
Series 2013 X, 5% 10/1/48	14,920,000	16,404,540
Series 2013, 5% 7/1/21	1,085,000	1,172,831
Series 2014 A:
5% 3/1/32	1,700,000	1,880,829
5% 3/1/33	1,250,000	1,379,575
5% 3/1/39	4,000,000	4,384,480
5% 3/1/44	15,765,000	17,238,082
Series 2014 F:
5% 7/15/19	350,000	357,749
5% 7/15/20	300,000	313,269
5% 7/15/21	300,000	319,188
5% 7/15/22	400,000	430,068
5% 7/15/23	350,000	381,990
5% 7/15/24	400,000	431,780
5% 7/15/25	550,000	591,091
5% 7/15/26	500,000	534,295
5% 7/15/27	200,000	212,874
5% 7/15/28	320,000	339,706
5.625% 7/15/36	800,000	863,456
5.75% 7/15/43	4,700,000	5,068,339
Series 2014 M4, 5% 7/1/44	15,000,000	16,310,700
Series 2014 P:
5% 10/1/32	5,000,000	5,642,750
5% 10/1/46	7,080,000	7,829,206
Series 2015 D, 5% 7/1/44	10,975,000	11,858,927
Series 2015 F, 5% 8/15/45	18,290,000	19,952,012
Series 2015 H1:
5% 7/1/26	3,585,000	4,084,821
5% 7/1/29	3,750,000	4,232,550
5% 7/1/30	1,800,000	2,024,424
5% 7/1/31	1,190,000	1,332,848
5% 7/1/32	1,000,000	1,110,170
5% 7/1/33	1,000,000	1,100,400
Series 2015 O2:
5% 7/1/27	8,635,000	10,009,606
5% 7/1/29	4,495,000	5,170,464
Series 2015 Q:
5% 8/15/28	1,000,000	1,163,180
5% 8/15/29	1,000,000	1,158,980
5% 8/15/32	1,500,000	1,728,015
5% 8/15/33	1,500,000	1,722,825
5% 8/15/34	1,790,000	2,048,494
5% 8/15/38	1,690,000	1,927,090
Series 2015:
5% 1/1/25	3,525,000	4,001,686
5% 1/1/27	2,695,000	3,018,966
5% 1/1/28	1,850,000	2,066,672
5% 1/1/29	2,945,000	3,269,922
Series 2016 A:
5% 1/1/47	5,000,000	5,447,250
5.25% 1/1/42	7,000,000	7,778,120
Series 2016 E:
5% 7/1/31	1,000,000	1,113,840
5% 7/1/32	2,200,000	2,442,374
5% 7/1/33	1,500,000	1,657,590
5% 7/1/34	1,500,000	1,649,955
5% 7/1/35	1,500,000	1,642,380
5% 7/1/36	1,000,000	1,090,600
5% 7/1/37	2,000,000	2,174,040
Series 2016 I:
5% 7/1/27	1,150,000	1,309,195
5% 7/1/29	1,580,000	1,778,574
5% 7/1/30	2,400,000	2,687,376
5% 7/1/31	1,600,000	1,783,328
5% 7/1/32	1,610,000	1,786,198
5% 7/1/34	3,035,000	3,382,750
5% 7/1/36	2,000,000	2,211,580
5% 7/1/37	1,470,000	1,621,234
5% 7/1/38	1,000,000	1,100,700
5% 7/1/41	10,055,000	10,937,226
Series 2016 N:
5% 12/1/34	1,000,000	1,145,620
5% 12/1/36	2,520,000	2,863,098
Series 2016:
4% 10/1/36	1,250,000	1,295,800
5% 7/1/26	1,710,000	1,970,108
5% 7/1/29	2,000,000	2,254,340
5% 7/1/30	2,000,000	2,243,940
5% 7/1/31	1,700,000	1,898,543
5% 10/1/32	1,760,000	2,020,005
5% 9/1/33	475,000	544,911
5% 10/1/33	1,500,000	1,715,745
5% 10/1/34	1,500,000	1,711,080
5% 9/1/35	375,000	427,879
5% 10/1/35	1,500,000	1,705,275
5% 7/1/36	3,000,000	3,293,400
5% 9/1/36	315,000	358,448
5% 9/1/37	840,000	947,528
5% 10/1/37	2,000,000	2,262,900
5% 10/1/39	5,000,000	5,641,900
5% 7/1/41	5,145,000	5,611,137
5% 7/1/46	1,440,000	1,565,309
5% 9/1/46	3,235,000	3,649,112
5% 10/1/46	4,000,000	4,489,080
5% 10/1/48	1,000,000	1,079,860
5% 9/1/52	4,120,000	4,579,174
Series 2017:
5% 7/1/20	165,000	173,418
5% 7/1/21	180,000	192,776
5% 7/1/22	180,000	195,903
5% 7/1/26	160,000	180,229
5% 7/1/37	600,000	655,224
5% 7/1/42	2,110,000	2,289,097
5% 7/1/47	2,250,000	2,429,775
Series 2018:
5% 9/1/27	1,010,000	1,153,965
5% 9/1/29	1,390,000	1,586,073
5% 9/1/31	1,530,000	1,722,107
5% 9/1/33	1,185,000	1,323,112
5% 9/1/38	4,805,000	5,292,467
5% 6/1/43	4,740,000	5,428,722
5% 9/1/43	3,000,000	3,291,150
5% 6/1/48	7,000,000	7,985,530
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,391,872
Series BB1, 5% 10/1/46	355,000	400,848
Series L, 5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	4,900,000	5,344,577
Series N 2016:
5% 12/1/41	8,600,000	9,683,600
5% 12/1/46	13,325,000	14,952,249
5% 3/1/34	4,375,000	4,819,063
5.25% 7/1/25	1,000,000	1,097,600
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,123,350
5.25% 7/1/26	1,000,000	1,092,920
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,123,350
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (c)	2,000,000	2,063,940
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A, 5.5% 1/1/22	3,500,000	3,674,895
Series 2016 J, 5% 7/1/22 (a)	6,350,000	6,958,140
Series 2017 A:
4% 7/1/21 (a)	1,000,000	1,048,500
5% 7/1/22 (a)	2,000,000	2,191,540
5% 7/1/23 (a)	1,500,000	1,670,895
5% 7/1/24 (a)	2,000,000	2,256,820
5% 7/1/25 (a)	2,250,000	2,563,695
5% 7/1/26 (a)	1,650,000	1,894,679
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,528,340
Series 2006 B, 5.25% 9/1/22	5,360,000	6,059,480
Series 2007 A, 3 month U.S. LIBOR + 0.570% 2.15% 5/1/37 (c)(d)	19,470,000	18,812,109
Series 2014 E:
5% 9/1/29	7,500,000	8,312,100
5% 9/1/30	5,000,000	5,533,150
5% 9/1/31	8,000,000	8,846,400
Series 2015 C:
5% 7/1/40	12,730,000	14,291,844
5% 7/1/45	22,075,000	24,710,314
Series 2016 A, 5% 3/1/46	12,985,000	14,500,869
Series 2016 B:
5% 7/1/31	19,965,000	23,093,715
5% 7/1/33	5,500,000	6,319,775
5% 7/1/34	10,245,000	11,740,770
5% 7/1/35	5,500,000	6,286,335
5% 7/1/36	10,260,000	11,687,987
5% 7/1/37	8,495,000	9,658,135
Series 2016:
5% 3/1/31	1,500,000	1,702,530
5% 3/1/32	7,500,000	8,495,925
Series 2017 A:
5% 4/1/34	6,875,000	7,945,300
5% 4/1/35	16,830,000	19,394,555
5% 4/1/42	11,860,000	13,482,922
Series 2017 C, 5% 10/1/26	20,000,000	23,833,800
Series 2017 D:
5% 2/1/33	2,550,000	2,948,667
5% 2/1/35	6,300,000	7,243,992
5% 2/1/36	20,000,000	22,932,200
Series 2017 F:
5% 11/1/38	10,000,000	11,525,700
5% 11/1/39	10,000,000	11,508,300
Series 2018 B, 5% 1/1/32	10,000,000	11,755,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Berklee College Proj.):
5% 10/1/19	230,000	230,649
5% 10/1/21	225,000	225,684
5% 10/1/23	140,000	140,427
5% 10/1/25	415,000	416,262
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	4,345,000	4,363,684
(Cape Cod Healthcare Proj.) Series 2004 D, 6% 11/15/28 (Pre-Refunded to 11/15/19 @ 100)	2,735,000	2,886,437
(Northeastern Univ. Proj.) Series 2009 Y1, 5% 10/1/19	1,730,000	1,799,165
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	20,089,302
Series 2010 C:
5% 7/1/30	4,460,000	4,674,704
5.125% 7/1/35	930,000	972,306
Massachusetts Port Auth. Rev.:
Series 2010 A:
5% 7/1/34	2,000,000	2,117,120
5% 7/1/40	12,000,000	12,679,440
Series 2012 A:
5% 7/1/37 (a)	2,000,000	2,153,520
5% 7/1/42 (a)	10,300,000	11,074,869
Series 2012 B:
5% 7/1/25	4,150,000	4,621,357
5% 7/1/27	6,570,000	7,290,006
5% 7/1/28	5,030,000	5,571,278
Series 2014 B, 5% 7/1/39 (a)	4,965,000	5,437,320
Series 2014 C:
5% 7/1/28	3,000,000	3,432,930
5% 7/1/29	4,205,000	4,794,373
5% 7/1/30	3,000,000	3,411,630
Series 2015 A:
5% 7/1/28	460,000	530,067
5% 7/1/28 (a)	500,000	565,340
5% 7/1/29 (a)	1,245,000	1,403,538
5% 7/1/30	1,400,000	1,606,570
5% 7/1/30 (a)	1,450,000	1,631,758
5% 7/1/40 (a)	2,000,000	2,207,300
5% 7/1/45 (a)	3,500,000	3,851,400
5% 7/1/45	5,570,000	6,249,707
Series 2016 A:
5% 7/1/26	695,000	821,226
5% 7/1/28	760,000	889,694
5% 7/1/30	1,660,000	1,927,808
5% 7/1/32	1,970,000	2,277,202
5% 7/1/36	3,760,000	4,303,245
Series 2016 B:
4% 7/1/46 (a)	10,875,000	11,059,440
5% 7/1/43 (a)	6,410,000	7,144,458
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,479,987
5% 7/1/31 (a)	1,095,000	1,261,451
5% 7/1/32 (a)	1,370,000	1,572,486
5% 7/1/33 (a)	1,250,000	1,429,513
5% 7/1/35 (a)	1,000,000	1,136,950
5% 7/1/36 (a)	1,720,000	1,949,844
5% 7/1/42 (a)	4,110,000	4,622,024
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,000,000	1,002,760
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,560,000	1,564,243
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,000,000	1,002,650
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,175,000	5,187,420
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,903,760
(Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/19 (AMBAC Insured) (a)	5,000,000	5,030,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B:
5% 10/15/41	25,065,000	27,021,323
5.25% 10/15/35	12,500,000	13,660,250
Series 2012 A, 5% 8/15/23	15,000,000	16,755,000
Series 2012 B, 5% 8/15/30	18,400,000	20,319,304
Series 2013 A, 5% 5/15/43	18,675,000	20,634,755
Series 2016 A:
5% 11/15/40	7,335,000	8,293,538
5% 11/15/41	7,710,000	8,712,146
Series 2016 C, 5% 11/15/33	20,000,000	23,152,800
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,027,645
Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,613,223
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,219,280
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,986,732
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,073,645
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,539,571
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	1,942,859
Series 2009 B:
5% 5/1/35 (Pre-Refunded to 5/1/20 @ 100)	5,560,000	5,883,314
5% 5/1/40 (Pre-Refunded to 5/1/20 @ 100)	4,625,000	4,893,944
Series 2012 A:
5% 5/1/36	7,360,000	8,014,010
5% 5/1/41	10,000,000	10,866,200
Series 2012 B:
5% 5/1/29	2,000,000	2,202,580
5% 5/1/30	1,870,000	2,056,570
5% 5/1/37	3,075,000	3,347,076
5% 5/1/43	11,125,000	12,080,304
Series 2014 B:
5% 5/1/39	2,500,000	2,780,175
5% 5/1/44	13,935,000	15,457,677
Series 2014 D:
5% 5/1/39	7,575,000	8,518,466
5% 5/1/41	4,515,000	5,071,474
Series 2016 A:
5% 5/1/38	11,450,000	12,890,983
5% 5/1/41	7,960,000	8,941,070
5% 5/1/49	12,015,000	13,433,491
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,625,760
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,299,707
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,780,005
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	23,801,479
Sr. Series C, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,719,538
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	1,475,000	1,544,635
Series 2011 B, 5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,480,763
Series 2011 C, 5.25% 8/1/42	8,425,000	9,189,485
Series 2012 A, 5% 8/1/37	8,000,000	8,788,320
Series 2016 B, 5% 8/1/40	4,625,000	5,271,298
Series 2016 C:
5% 8/1/35	12,550,000	14,428,735
5% 8/1/40	22,000,000	25,074,280
Plymouth Gen. Oblig. 5% 10/15/19	500,000	520,770
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,224,252
5% 2/1/22	1,245,000	1,378,115
5% 2/1/23	1,185,000	1,342,084
Springfield Gen. Oblig. Series 2017:
5% 3/1/20	2,715,000	2,856,289
5% 3/1/23	1,775,000	2,001,969
5% 3/1/24	2,225,000	2,554,233
5% 3/1/25	2,420,000	2,807,248
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,074,070
5% 11/1/28	6,000,000	6,958,260
5% 11/1/29	6,230,000	7,198,267
5% 11/1/30	6,000,000	6,911,100
Series 2014 1, 5% 11/1/44	20,445,000	22,893,698
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,400,407
5% 3/1/27	2,740,000	3,100,776
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,980
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,356

TOTAL MASSACHUSETTS		1,995,972,966

TOTAL MUNICIPAL BONDS
(Cost $1,970,734,027)		1,997,914,563

Municipal Notes - 0.1%
Massachusetts - 0.1%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 25 11, 1.14% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)
(Cost $1,685,000)	1,685,000	1,685,000
TOTAL INVESTMENT IN SECURITIES - 96.3%
(Cost $1,972,419,027)		1,999,599,563
NET OTHER ASSETS (LIABILITIES) - 3.7%		76,996,348
NET ASSETS - 100%		$2,076,595,911

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,988,927 or 0.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,363,684 or 0.2% of net assets.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$4,278,487

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	23.3%
Health Care	18.1%
General Obligations	16.9%
Special Tax	13.8%
Transportation	11.9%
Other	6.0%
Water & Sewer	5.2%
Others* (Individually Less Than 5%)	4.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,972,419,027)		$1,999,599,563
Cash		53,453,172
Receivable for investments sold		8,595,022
Receivable for fund shares sold		562,296
Interest receivable		18,514,893
Prepaid expenses		5,459
Other receivables		6,297
Total assets		2,080,736,702
Liabilities
Payable for fund shares redeemed	$1,480,712
Distributions payable	1,844,720
Accrued management fee	617,828
Other affiliated payables	162,398
Other payables and accrued expenses	35,133
Total liabilities		4,140,791
Net Assets		$2,076,595,911
Net Assets consist of:
Paid in capital		$2,048,600,926
Undistributed net investment income		1,009,128
Accumulated undistributed net realized gain (loss) on investments		(194,679)
Net unrealized appreciation (depreciation) on investments		27,180,536
Net Assets, for 174,037,175 shares outstanding		$2,076,595,911
Net Asset Value, offering price and redemption price per share ($2,076,595,911 ÷ 174,037,175 shares)		$11.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Interest		$33,961,029
Expenses
Management fee	$3,728,023
Transfer agent fees	781,091
Accounting fees and expenses	189,353
Custodian fees and expenses	7,514
Independent trustees' fees and expenses	2,655
Registration fees	19,890
Audit	29,337
Legal	7,023
Miscellaneous	8,763
Total expenses before reductions	4,773,649
Expense reductions	(14,111)
Total expenses after reductions		4,759,538
Net investment income (loss)		29,201,491
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(81,043)
Total net realized gain (loss)		(81,043)
Change in net unrealized appreciation (depreciation) on investment securities		(15,901,440)
Net gain (loss)		(15,982,483)
Net increase (decrease) in net assets resulting from operations		$13,219,008

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,201,491	$60,569,355
Net realized gain (loss)	(81,043)	8,556,276
Change in net unrealized appreciation (depreciation)	(15,901,440)	9,409,452
Net increase (decrease) in net assets resulting from operations	13,219,008	78,535,083
Distributions to shareholders from net investment income	(29,164,482)	(60,477,865)
Distributions to shareholders from net realized gain	(7,842,456)	(4,758,148)
Total distributions	(37,006,938)	(65,236,013)
Share transactions
Proceeds from sales of shares	173,009,146	338,459,491
Reinvestment of distributions	23,526,631	42,283,225
Cost of shares redeemed	(265,933,708)	(351,574,839)
Net increase (decrease) in net assets resulting from share transactions	(69,397,931)	29,167,877
Total increase (decrease) in net assets	(93,185,861)	42,466,947
Net Assets
Beginning of period	2,169,781,772	2,127,314,825
End of period	$2,076,595,911	$2,169,781,772
Other Information
Undistributed net investment income end of period	$1,009,128	$972,119
Shares
Sold	14,479,864	27,834,672
Issued in reinvestment of distributions	1,971,064	3,484,642
Redeemed	(22,249,851)	(28,952,037)
Net increase (decrease)	(5,798,923)	2,367,277

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.07	$11.99	$12.61	$12.73	$11.99	$12.69
Income from Investment Operations
Net investment income (loss)A	.166	.340	.358	.390	.405	.399
Net realized and unrealized gain (loss)	(.096)	.107	(.467)	(.079)	.763	(.630)
Total from investment operations	.070	.447	(.109)	.311	1.168	(.231)
Distributions from net investment income	(.166)	(.340)	(.358)	(.389)	(.405)	(.399)
Distributions from net realized gain	(.044)	(.027)	(.153)	(.042)	(.023)	(.070)
Total distributions	(.210)	(.367)	(.511)	(.431)	(.428)	(.469)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$11.93	$12.07	$11.99	$12.61	$12.73	$11.99
Total ReturnC,D	.59%	3.75%	(.92)%	2.54%	9.91%	(1.79)%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%F	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%F	.45%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.81%F	2.80%	2.85%	3.13%	3.29%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$2,076,596	$2,169,782	$2,127,315	$2,275,398	$2,227,164	$2,000,388
Portfolio turnover rate	8%F	16%	25%	11%	8%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/18
1 - 7	77.9
8 - 30	3.0
31 - 60	8.1
61 - 90	4.4
91 - 180	1.7
> 180	4.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2018
Variable Rate Demand Notes (VRDNs)	38.3%
Tender Option Bond	33.2%
Other Municipal Security	21.0%
Investment Companies	7.0%
Net Other Assets (Liabilities)	0.5%

Current 7-Day Yield

7/31/18
Fidelity® Massachusetts Municipal Money Market Fund	0.62%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Massachusetts Municipal Money Market Fund

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 38.3%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.07% 8/7/18, VRDN (a)(b)	$6,800,000	$6,800,000
West Jefferson Indl. Dev. Series 2008, 1.09% 8/7/18, VRDN (b)	4,800,000	4,800,000
		11,600,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.07% 8/7/18, VRDN (a)(b)	400,000	400,000
Series 2002, 1.08% 8/7/18, VRDN (a)(b)	1,900,000	1,900,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.98% 8/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	4,500,000	4,500,000
		6,800,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.08% 8/7/18, VRDN (a)(b)	2,400,000	2,400,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 1.05% 8/7/18, VRDN (a)(b)	3,300,000	3,300,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.09% 8/7/18, VRDN (b)	2,400,000	2,400,000
Series I, 1.09% 8/7/18, VRDN (b)	800,000	800,000
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 1.09% 8/7/18, LOC Comerica Bank, VRDN (a)(b)	2,500,000	2,500,000
		9,000,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.06% 8/7/18, VRDN (a)(b)	6,000,000	6,000,000
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.03% 8/7/18, VRDN (b)	4,180,000	4,180,000
Series 2010 B1, 1.05% 8/7/18, VRDN (b)	11,600,000	11,600,000
		15,780,000
Massachusetts - 35.3%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.92% 8/7/18, LOC Citibank NA, VRDN (b)	48,450,000	48,450,000
Series 2010 A2:
0.94% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (b)	4,940,000	4,940,000
0.95% 8/7/18, LOC Barclays Bank PLC, VRDN (b)	18,965,000	18,965,000
Series 2010 A3, 0.97% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (b)	34,355,000	34,355,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.11% 8/7/18, LOC Bank of America NA, VRDN (a)(b)	500,000	500,000
(Monkiewicz Realty Trust Proj.) 1.03% 8/7/18, LOC Bank of America NA, VRDN (a)(b)	720,000	720,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Salem Heights Apts. Proj.) Series 2003 A, 0.95% 8/7/18, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	11,600,000	11,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.92% 8/7/18, LOC Bank of America NA, VRDN (b)	10,605,000	10,605,000
(Boston Univ. Proj.):
Series U-6C, 1.5% 8/1/18, LOC TD Banknorth, NA, VRDN (b)	7,300,000	7,300,000
Series U3, 0.88% 8/7/18, LOC Northern Trust Co., VRDN (b)	15,950,000	15,950,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.95% 8/7/18, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,185,000	12,185,000
(Clark Univ. Proj.) 0.98% 8/7/18, LOC TD Banknorth, NA, VRDN (b)	28,800,000	28,800,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 1% 8/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	1,730,000	1,730,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.96% 8/7/18, LOC TD Banknorth, NA, VRDN (b)	3,895,000	3,895,000
(Partners HealthCare Sys. Proj.) Series 2011 K2, 0.93% 8/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,500,000	1,500,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.94% 8/7/18, LOC TD Banknorth, NA, VRDN (b)	8,025,000	8,025,000
Series 2008 B, 0.94% 8/7/18, LOC TD Banknorth, NA, VRDN (b)	3,695,000	3,695,000
(Simmons College Proj.) Series G, 0.98% 8/7/18, LOC JPMorgan Chase Bank, VRDN (b)	43,255,000	43,255,000
(Wilber School Apts. Proj.) Series 2008 A, 0.95% 8/7/18, LOC Bank of America NA, VRDN (b)	7,640,000	7,640,000
Series 2001, 0.96% 8/7/18, LOC TD Banknorth, NA, VRDN (b)	3,270,000	3,270,000
Series 2006, 0.99% 8/7/18, LOC PNC Bank NA, VRDN (b)	22,935,000	22,935,000
Series 2010, 0.96% 8/7/18, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,450,000	6,450,000
Massachusetts Gen. Oblig. Series 2001 C, 0.85% 8/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (b)	26,075,000	26,075,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.94% 8/7/18, LOC JPMorgan Chase Bank, VRDN (b)	25,500,000	25,500,000
Series 2009 J2, 1.5% 8/1/18, LOC JPMorgan Chase Bank, VRDN (b)	13,300,000	13,300,000
Series 2009 K, 0.92% 8/7/18, LOC Bank of America NA, VRDN (b)	13,600,000	13,600,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.95% 8/7/18, LOC HSBC Bank U.S.A., NA, VRDN (b)	6,295,000	6,295,000
(Harvard Univ. Proj.):
Series R, 1.45% 8/1/18, VRDN (b)	9,870,000	9,870,000
Series Y, 0.85% 8/7/18, VRDN (b)	19,375,000	19,375,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.9% 8/7/18, VRDN (b)	2,500,000	2,500,000
Series 2001 J2, 0.85% 8/7/18, VRDN (b)	78,275,000	78,275,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.97% 8/7/18, LOC JPMorgan Chase Bank, VRDN (b)	34,020,000	34,020,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.93% 8/7/18, LOC TD Banknorth, NA, VRDN (b)	4,000,000	4,000,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.9% 8/7/18, LOC TD Banknorth, NA, VRDN (b)	2,000,000	2,000,000
(Williams College Proj.) Series I, 0.85% 8/7/18, VRDN (b)	9,976,000	9,976,000
Series 2009 O-1, 0.92% 8/7/18, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	13,985,000	13,985,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 0.97% 8/7/18, LOC Bank of America NA, VRDN (b)	16,430,000	16,430,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2013 F, 1.02% 8/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	25,000,000	25,000,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.96% 8/7/18, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 1.02% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,700,000	2,700,000
Series 2008 C2, 0.92% 8/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,250,000	4,250,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.95% 8/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (b)	94,020,000	94,020,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 1% 8/7/18, LOC Freddie Mac, VRDN (a)(b)	24,840,000	24,840,000
(Tammy Brook Apts. Proj.) Series 2009, 0.96% 8/7/18, LOC Freddie Mac, VRDN (b)	5,920,000	5,920,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 1.01% 8/7/18, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
		778,696,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.07% 8/7/18, VRDN (a)(b)	3,700,000	3,700,000
Nevada - 0.0%
Washoe County Gas Facilities Rev. Series 2016 C, 1.01% 8/7/18, VRDN (a)(b)	500,000	500,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.08% 8/7/18, VRDN (a)(b)	1,000,000	1,000,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.07% 8/7/18, VRDN (a)(b)	200,000	200,000
Series A, 1.17% 8/7/18, VRDN (a)(b)	420,000	420,000
		620,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.09% 8/7/18, VRDN (a)(b)	5,800,000	5,800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.04% 8/7/18, VRDN (a)(b)	3,600,000	3,600,000
		9,400,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 1.06% 8/7/18, VRDN (a)(b)	1,000,000	1,000,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $846,496,000)		846,496,000

Tender Option Bond - 33.2%
California - 1.0%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	400,000	400,000
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	1,700,000	1,700,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series DB 15 XF 0234, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	7,400,000	7,400,000
Series Floaters XG 00 48, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	9,000,000	9,000,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	3,335,000	3,335,000
		21,835,000
Massachusetts - 32.2%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 8/9/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)(d)	3,400,000	3,400,000
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	2,400,000	2,400,000
Massachusetts Clean Wtr. Trust Bonds:
Series Clipper 05 36, SIFMA Municipal Swap Index + 0.040% 0.99%, tender 8/2/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	6,105,000	6,105,000
Series Clipper 09 30, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	12,200,000	12,200,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2016 20, SIFMA Municipal Swap Index + 0.050% 1.49% 8/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)(d)	35,090,000	35,090,000
Series Floaters XF 06 10, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,900,000	2,900,000
Series Floaters XF 26 06, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	2,400,000	2,400,000
Series Floaters ZF 25 67, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	3,300,000	3,300,000
Series Floaters ZF 25 68, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	4,865,000	4,865,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	11,800,000	11,800,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series WF 10 56C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)(e)	19,785,000	19,785,000
Participating VRDN:
Series 15 XF0245, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	8,135,000	8,135,000
Series 2016 XF2207, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	750,000	750,000
Series 2016 XM0136, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)	3,750,000	3,750,000
Series 2016 XM0137, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,865,000	2,865,000
Series Floaters XF 26 07, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	3,600,000	3,600,000
Series Floaters ZF 06 04, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,500,000	1,500,000
Series Floaters ZM 05 72, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,500,000	2,500,000
Series MS 3373, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	7,100,000	7,100,000
Series MS 3389X, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	2,500,000	2,500,000
Series ROC II R 11999X, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	6,785,000	6,785,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.03% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)(c)	13,055,000	13,055,000
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 37, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	36,075,000	36,075,000
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 8/2/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	77,000,000	77,000,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)(e)	38,156,000	38,156,000
Participating VRDN:
Series 16 XM0221, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,300,000	1,300,000
Series Floaters E 116, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	19,540,000	19,540,000
Series Floaters G4, 0.96% 8/7/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	14,900,000	14,900,000
Series Floaters G9, 0.96% 8/7/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	5,700,000	5,700,000
Series Floaters XF 05 28, 0.98% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	2,385,000	2,385,000
Series Floaters XF 05 30, 0.98% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	2,830,000	2,830,000
Series Floaters XF 25 74, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	3,700,000	3,700,000
Series Floaters XG 01 42, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	3,000,000	3,000,000
Series Floaters XM 03 72, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,650,000	6,650,000
Series Floaters XM 04 28, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,500,000	7,500,000
Series Floaters XM 06 66, 0.95% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	15,100,000	15,100,000
Series Floaters ZM 05 79, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	2,235,000	2,235,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	10,785,000	10,785,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds Series Clipper 09 39, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 8/2/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	15,450,000	15,450,000
Participating VRDN:
Series 16 XM0217, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	41,800,000	41,800,000
Series Floaters XF 00 47, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,600,000	9,600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	10,000,000	10,000,000
Series EGL 14 C031A, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	14,875,000	14,875,000
Series EGL 15 0004, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	45,460,000	45,460,000
Series EGL 15 001, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	51,710,000	51,710,000
Series EGL 15 002, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	52,000,000	52,000,000
Series EGL 15 003, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	43,340,000	43,340,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	4,000,000	4,000,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,200,000	2,200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 25 02, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	3,450,000	3,450,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series Floaters XF 25 88, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (b)(c)	4,170,000	4,170,000
Series XL 0042, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	8,380,000	8,380,000
		710,076,000
TOTAL TENDER OPTION BOND
(Cost $731,911,000)		731,911,000

Other Municipal Security - 21.0%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	13,615,000	13,615,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.3% tender 8/13/18, CP mode	1,400,000	1,400,000
Massachusetts - 20.1%
Avon Gen. Oblig. BAN:
Series 2017, 2.25% 9/28/18	3,100,000	3,105,848
Series 2018, 2% 9/28/18	2,600,000	2,601,951
Billerica Gen. Oblig. BAN Series 2018, 3% 6/28/19	2,600,000	2,626,620
Bourne Gen. Oblig. BAN Series 2018 A, 3% 11/15/18	2,471,053	2,480,951
Brookline Gen. Oblig. BAN Series 2018, 2.5% 3/29/19	4,625,000	4,653,738
Chicopee Gen. Oblig. BAN:
Series 2017, 2.25% 10/5/18	3,750,000	3,757,393
Series 2018, 2.25% 10/5/18	5,531,000	5,539,299
Framingham Gen. Oblig. Bonds Series 2017, 5% 12/1/18	3,081,000	3,119,667
Franklin Gen. Oblig. BAN Series 2018, 3% 5/17/19	3,300,000	3,330,000
Gloucester Gen. Oblig. BAN Series 2018:
2.5% 9/21/18	6,769,000	6,779,835
2.75% 9/21/18	2,350,000	2,353,981
Massachusetts Clean Wtr. Trust Bonds Series 2004 A, 5.25% 8/1/18	3,890,000	3,890,000
Massachusetts Dev. Fin. Agcy. Series 5, 1.5% 10/1/18, LOC TD Banknorth, NA, CP	2,884,000	2,884,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.65% tender 8/15/18 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	22,000,000	22,000,000
Massachusetts Edl. Fing. Auth. Rev. Bonds:
Series 2013, 5% 7/1/19 (a)	4,730,000	4,861,210
Series 2014 I:
3% 1/1/19 (a)	1,595,000	1,601,907
5% 1/1/19 (a)	1,120,000	1,134,100
Massachusetts Gen. Oblig. Bonds:
Series 2008 A:
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	1,775,000	1,775,000
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	2,900,000	2,900,000
Series 2013 B, 5% 8/1/18	3,100,000	3,100,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Caregroup, Inc., MA. Proj.) Series 2008 B-1, 5.375% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	2,200,000	2,200,000
Series H1:
1.3% tender 9/6/18, CP mode	11,000,000	11,000,000
1.35% tender 10/3/18, CP mode	6,200,000	6,200,000
1.4% tender 10/1/18, CP mode	6,700,000	6,700,000
1.54% tender 8/3/18, CP mode	7,300,000	7,300,000
1.62% tender 8/2/18, CP mode	8,500,000	8,500,000
Series H2:
1.3% tender 9/4/18, CP mode	8,000,000	8,000,000
1.4% tender 8/7/18, CP mode	12,090,000	12,090,000
1.42% tender 8/6/18, CP mode	11,700,000	11,700,000
Massachusetts Port Auth. Rev.:
Series 12A:
1.37% 8/9/18, LOC TD Banknorth, NA, CP	13,100,000	13,100,000
1.47% 10/4/18, LOC TD Banknorth, NA, CP	7,100,000	7,100,000
Series 12B:
1.4% 9/14/18, LOC TD Banknorth, NA, CP (a)	26,600,000	26,600,000
1.45% 9/14/18, LOC TD Banknorth, NA, CP (a)	1,000,000	1,000,000
1.5% 10/4/18, LOC TD Banknorth, NA, CP (a)	22,500,000	22,500,000
1.68% 9/14/18, LOC TD Banknorth, NA, CP (a)	9,000,000	9,000,000
Series B, 1.75% 8/9/18, LOC TD Banknorth, NA, CP (a)	24,000,000	24,000,000
Massachusetts State College Bldg. Auth. Rev. Bonds Series 2009 A, 5.5% 5/1/19 (Pre-Refunded to 5/1/19 @ 100)	4,730,000	4,860,896
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series 2006 B:
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	1,435,000	1,435,000
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	2,250,000	2,250,000
Series 99:
1.25% 8/2/18, LOC State Street Bank & Trust Co., Boston, CP	15,000,000	15,000,000
1.3% 9/13/18, LOC State Street Bank & Trust Co., Boston, CP	15,000,000	15,000,000
Medford Gen. Oblig. BAN Series 2018, 2.75% 9/28/18	419,000	419,555
Middleborough Gen. Oblig. BAN:
Series 2017, 2% 10/5/18	5,052,777	5,061,231
Series 2018, 2.5% 10/5/18	10,685,000	10,705,627
Millis Gen. Oblig. BAN Series 2017, 3% 12/21/18	9,300,000	9,354,163
Milton Gen. Oblig. BAN Series 2018, 2.25% 8/30/18	2,900,000	2,901,816
Nantucket Gen. Oblig. BAN:
Series 2018 A, 3% 5/24/19	1,883,447	1,901,499
Series 2018 B, 2.5% 11/16/18	12,300,000	12,335,644
Orleans Gen. Oblig. Anticipation Notes BAN Series 2018, 2.5% 2/8/19	5,400,000	5,429,525
Peabody Gen. Oblig. BAN Series 2018, 2.5% 3/22/19	3,560,000	3,581,466
Revere Gen. Oblig. Bonds Series 2009, 5% 4/1/19 (Pre-Refunded to 4/1/19 @ 100)	1,745,000	1,781,385
Scituate Gen. Oblig. BAN Series 2018, 3% 2/1/19	10,100,000	10,178,267
Stoughton Gen. Oblig. BAN Series 2018, 2.75% 10/26/18	5,535,814	5,550,656
Stow Gen. Oblig. BAN Series 2018, 3% 5/1/19	6,105,000	6,156,552
Topsfield Gen. Oblig. BAN:
Series 2017, 2.25% 10/19/18	1,500,000	1,503,464
Series 2018:
3% 3/8/19	3,900,000	3,932,709
3% 5/10/19	6,562,292	6,619,538
Waltham Gen. Oblig. BAN Series 2018, 3% 6/27/19	3,400,000	3,434,708
Westborough Gen. Oblig. BAN Series 2018, 3% 5/31/19	18,700,000	18,891,153
Westfield Gen. Oblig. BAN:
Series 2017, 2.25% 10/31/18	3,800,000	3,810,772
Series 2018 A, 3% 6/14/19	2,700,000	2,725,771
Weston Gen. Oblig. BAN Series 2018, 2.5% 2/1/19	3,200,000	3,211,366
Westport Gen. Oblig. BAN Series 2018, 3% 5/24/19	4,100,000	4,138,170
Weymouth Gen. Oblig. BAN Series 2018:
3% 3/14/19	12,240,000	12,353,706
3% 3/14/19	1,800,000	1,812,280
Woburn Gen. Oblig. BAN Series 2018, 2.5% 9/28/18	5,445,000	5,452,990
		443,275,409
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series A1, 1.33% tender 8/2/18, CP mode (a)	5,700,000	5,700,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $463,990,409)		463,990,409
	Shares	Value

Investment Company - 7.0%
Fidelity Municipal Cash Central Fund, 1.15% (g)(h)
(Cost $154,087,754)	154,081,914	154,087,754
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $2,196,485,163)		2,196,485,163
NET OTHER ASSETS (LIABILITIES) - 0.5%		10,739,106
NET ASSETS - 100%		$2,207,224,269

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $110,216,000 or 5.0% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,750,000 or 0.2% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/1/08 - 3/18/15	$12,200,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$19,785,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 37, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	2/15/07 - 5/1/08	$36,075,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$38,156,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$4,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,225,962
Total	$1,225,962

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,042,397,409)	$2,042,397,409
Fidelity Central Funds (cost $154,087,754)	154,087,754
Total Investment in Securities (cost $2,196,485,163)		$2,196,485,163
Cash		19,709
Receivable for investments sold		11,000,348
Receivable for fund shares sold		1,622,458
Interest receivable		6,626,649
Distributions receivable from Fidelity Central Funds		153,285
Prepaid expenses		5,749
Other receivables		362
Total assets		2,215,913,723
Liabilities
Payable for investments purchased	$4,861,210
Payable for fund shares redeemed	2,869,576
Distributions payable	28,657
Accrued management fee	661,561
Other affiliated payables	238,392
Other payables and accrued expenses	30,058
Total liabilities		8,689,454
Net Assets		$2,207,224,269
Net Assets consist of:
Paid in capital		$2,207,311,135
Undistributed net investment income		338
Accumulated undistributed net realized gain (loss) on investments		(87,204)
Net Assets, for 2,203,651,675 shares outstanding		$2,207,224,269
Net Asset Value, offering price and redemption price per share ($2,207,224,269 ÷ 2,203,651,675 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Interest		$14,352,483
Income from Fidelity Central Funds		1,225,962
Total income		15,578,445
Expenses
Management fee	$4,174,834
Transfer agent fees	1,384,523
Accounting fees and expenses	111,110
Custodian fees and expenses	8,373
Independent trustees' fees and expenses	4,500
Registration fees	12,137
Audit	21,634
Legal	8,051
Miscellaneous	8,465
Total expenses before reductions	5,733,627
Expense reductions	(8,174)
Total expenses after reductions		5,725,453
Net investment income (loss)		9,852,992
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,265)
Fidelity Central Funds	5,920
Total net realized gain (loss)		655
Net increase in net assets resulting from operations		$9,853,647

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,852,992	$13,269,441
Net realized gain (loss)	655	(154,832)
Net increase in net assets resulting from operations	9,853,647	13,114,609
Distributions to shareholders from net investment income	(9,852,654)	(13,216,082)
Distributions to shareholders from net realized gain	–	(2,581,689)
Total distributions	(9,852,654)	(15,797,771)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	94,949,512	252,074,261
Reinvestment of distributions	9,636,357	15,419,061
Cost of shares redeemed	(409,292,585)	(1,305,482,934)
Net increase (decrease) in net assets and shares resulting from share transactions	(304,706,716)	(1,037,989,612)
Total increase (decrease) in net assets	(304,705,723)	(1,040,672,774)
Net Assets
Beginning of period	2,511,929,992	3,552,602,766
End of period	$2,207,224,269	$2,511,929,992
Other Information
Undistributed net investment income end of period	$338	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts Municipal Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.005	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.005	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.005)	(.001)	–A	–A	–A
Distributions from net realized gain	–	(.001)	–A	–A	–A	–
Total distributions	(.004)	(.005)B	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.42%	.53%	.12%	.02%	.02%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.48%	.48%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%G	.48%	.37%	.05%	.06%	.10%
Expenses net of all reductions	.49%G	.48%	.37%	.05%	.06%	.10%
Net investment income (loss)	.85%G	.44%	.09%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,207,224	$2,511,930	$3,552,603	$6,396,020	$6,701,648	$6,453,250

 A Amount represents less than $.0005 per share.

 B Total distributions of $.005 per share is comprised of distributions from net investment income of $.0045 and distributions from net realized gain of $.0007 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Massachusetts Municipal Income Fund	$1,972,065,352	$49,298,327	$(21,764,116)	$27,534,211
Fidelity Massachusetts Municipal Money Market Fund	2,196,485,163	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total no expiration	Total capital loss carryforward
Fidelity Massachusetts Municipal Money Market Fund	(139,347)	(139,347)	(139,347)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $81,404,234 and $185,576,895, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.11%	.36%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.08%
Fidelity Massachusetts Municipal Money Market Fund	.12%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Massachusetts Municipal Income Fund	.02
Fidelity Massachusetts Municipal Money Market Fund	.01

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$2,940

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Massachusetts Municipal Income Fund	$7,514
Fidelity Massachusetts Municipal Money Market Fund	207

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Massachusetts Municipal Income Fund	$6,597
Fidelity Massachusetts Municipal Money Market Fund	7,967

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$1,000.00	$1,005.90	$2.29
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Fidelity Massachusetts Municipal Money Market Fund	.49%
Actual		$1,000.00	$1,004.20	$2.43
Hypothetical-C		$1,000.00	$1,022.36	$2.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MAS-SANN-0918
1.536216.121

Fidelity® Massachusetts AMT Tax-Free Money Market Fund Fidelity® Massachusetts AMT Tax-Free Money Market Fund Institutional Class Service Class Semi-Annual Report July 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of July 31, 2018

Days	% of fund's investments 7/31/18
1 - 7	81.8
8 - 30	2.7
31 - 60	4.2
61 - 90	2.5
91 - 180	2.6
> 180	6.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2018
Variable Rate Demand Notes (VRDNs)	50.2%
Tender Option Bond	26.6%
Other Municipal Security	20.7%
Investment Companies	2.3%
Net Other Assets (Liabilities)	0.2%

Current 7-Day Yields

7/31/18
Fidelity® Massachusetts AMT Tax-Free Money Market Fund	0.77%
Institutional Class	0.87%
Service Class	0.62%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2018, the most recent period shown in the table, would have been 0.82% for the Institutional Class and 0.58% for the Service Class.

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 50.2%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.09% 8/7/18, VRDN (a)	$900,000	$900,000
West Jefferson Indl. Dev. Series 2008, 1.09% 8/7/18, VRDN (a)	1,500,000	1,500,000
		2,400,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.02% 8/7/18, VRDN (a)	2,250,000	2,250,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Series 2016 C, 1.05% 8/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	6,100,000	6,100,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.13% 8/7/18, VRDN (a)	100,000	100,000
Series 1999 A, 1.02% 8/7/18, VRDN (a)	200,000	200,000
		300,000
Indiana - 0.0%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.09% 8/7/18, VRDN (a)	400,000	400,000
Series I, 1.09% 8/7/18, VRDN (a)	300,000	300,000
		700,000
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.03% 8/7/18, VRDN (a)	2,200,000	2,200,000
Series 2010 B1, 1.05% 8/7/18, VRDN (a)	4,080,000	4,080,000
		6,280,000
Massachusetts - 48.9%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.85% 8/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,705,000	10,705,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.92% 8/7/18, LOC Citibank NA, VRDN (a)	24,450,000	24,450,000
Series 2010 A2:
0.94% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	24,245,000	24,245,000
0.95% 8/7/18, LOC Barclays Bank PLC, VRDN (a)	39,075,000	39,075,000
Series 2010 A3, 0.97% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	26,450,000	26,450,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.92% 8/7/18, LOC Bank of America NA, VRDN (a)	11,580,000	11,580,000
(Boston Univ. Proj.):
Series U-6C, 1.5% 8/1/18, LOC TD Banknorth, NA, VRDN (a)	4,765,000	4,765,000
Series U3, 0.88% 8/7/18, LOC Northern Trust Co., VRDN (a)	33,950,000	33,950,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.95% 8/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,240,000	3,240,000
(Clark Univ. Proj.) 0.98% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.96% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	4,295,000	4,295,000
(ISO New England, Inc. Proj.) Series 2005, 0.93% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	23,185,000	23,185,000
(Simmons College Proj.) Series G, 0.98% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	4,655,000	4,655,000
(Wilber School Apts. Proj.) Series 2008 A, 0.95% 8/7/18, LOC Bank of America NA, VRDN (a)	800,000	800,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.91% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	35,050,000	35,050,000
Series 2006:
0.93% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	2,975,000	2,975,000
0.99% 8/7/18, LOC PNC Bank NA, VRDN (a)	3,045,000	3,045,000
Series 2010, 0.96% 8/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	940,000	940,000
Series 2014 M2, 0.93% 8/7/18, LOC Bank of New York, New York, VRDN (a)	6,225,000	6,225,000
Massachusetts Gen. Oblig. Series 2001 C, 0.85% 8/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	43,245,000	43,245,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 0.82% 8/7/18, VRDN (a)	21,550,000	21,550,000
Series 2005 J1, 0.82% 8/7/18, VRDN (a)	28,950,000	28,950,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.94% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	19,500,000	19,500,000
Series 2009 J2, 1.5% 8/1/18, LOC JPMorgan Chase Bank, VRDN (a)	8,615,000	8,615,000
Series 2009 K, 0.92% 8/7/18, LOC Bank of America NA, VRDN (a)	9,950,000	9,950,000
(Boston Univ. Proj.) Series H, 0.88% 8/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)	18,775,000	18,775,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.95% 8/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	700,000	700,000
(Harvard Univ. Proj.):
Series R, 1.45% 8/1/18, VRDN (a)	6,400,000	6,400,000
Series Y, 0.85% 8/7/18, VRDN (a)	41,215,000	41,215,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.9% 8/7/18, VRDN (a)	51,595,000	51,595,000
Series 2001 J2, 0.85% 8/7/18, VRDN (a)	4,080,000	4,080,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.97% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	8,605,000	8,605,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.9% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	36,540,000	36,540,000
(Williams College Proj.):
Series I, 0.85% 8/7/18, VRDN (a)	9,110,000	9,110,000
Series J, 0.83% 8/7/18, VRDN (a)	22,461,000	22,461,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 0.97% 8/7/18, LOC Bank of America NA, VRDN (a)	1,900,000	1,900,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 0.93% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 0.96% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	700,000	700,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.94% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	1,885,000	1,885,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 1.02% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,300,000	1,300,000
Series 2008 C2, 0.92% 8/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,705,000	7,705,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.95% 8/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	64,670,000	64,670,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.96% 8/7/18, LOC Freddie Mac, VRDN (a)	3,400,000	3,400,000
		680,381,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1% 8/7/18, VRDN (a)	200,000	200,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1% 8/7/18, VRDN (a)	500,000	500,000
Series 1992 B, 1% 8/7/18, VRDN (a)	200,000	200,000
		900,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $699,311,000)		699,311,000

Tender Option Bond - 26.6%
California - 1.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,000,000	2,000,000
California Gen. Oblig. Participating VRDN Series 15 XF0129, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,200,000	4,200,000
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,000,000	4,000,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series DB 15 XF 0234, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,200,000	2,200,000
Series Floaters XG 00 48, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	7,400,000	7,400,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.1% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	595,000	595,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,300,000	2,300,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,250,000	4,250,000
		26,945,000
Colorado - 0.0%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Illinois - 0.9%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,005,000	6,005,000
Series Floaters 006, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,620,000	3,620,000
Series Floaters 013, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,850,000	1,850,000
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	700,000	700,000
		12,175,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.14%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	300,000	300,000
Massachusetts - 23.4%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 8/9/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	900,000	900,000
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,600,000	1,600,000
Massachusetts Clean Wtr. Trust Bonds Series Clipper 05 36, SIFMA Municipal Swap Index + 0.040% 0.99%, tender 8/2/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	2,000,000	2,000,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2016 20, SIFMA Municipal Swap Index + 0.050% 1.49% 8/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	8,800,000	8,800,000
Series Floaters XF 06 10, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600,000	1,600,000
Series Floaters XF 26 06, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,600,000	1,600,000
Series Floaters ZF 25 68, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,100,000	3,100,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,700,000	1,700,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Series 2016 XF2207, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,250,000	3,250,000
Series 2016 XM0137, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,650,000	1,650,000
Series Floaters XF 26 07, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,400,000	2,400,000
Series Floaters YX 10 74, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,000,000	4,000,000
Series MS 3373, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900,000	900,000
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 37, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	12,000,000	12,000,000
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 8/2/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	33,500,000	33,500,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	5,515,000	5,515,000
Participating VRDN:
Series 16 XF0374, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(b)	2,000,000	2,000,000
Series 16 XM 03 35, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500,000	7,500,000
Series 16 XM0221, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	18,955,000	18,955,000
Series 16 ZF0377, 0.98% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,375,000	4,375,000
Series Floaters 16 ZF2364, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,335,000	5,335,000
Series Floaters E 116, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	9,800,000	9,800,000
Series Floaters G4, 0.96% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	10,100,000	10,100,000
Series Floaters G9, 0.96% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,800,000	3,800,000
Series Floaters XF 05 30, 0.98% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
Series Floaters XG 01 42, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	5,998,000	5,998,000
Series Floaters XM 03 72, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,600,000	4,600,000
Series Floaters XM 06 66, 0.95% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	10,280,000	10,280,000
Series Floaters ZM 05 79, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,100,000	1,100,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,550,000	2,550,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 0.96% 8/7/18 (Liquidity Facility Bank of America NA) (a)(b)	5,550,000	5,550,000
Series 16 XM0217, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,700,000	10,700,000
Series Floaters XF 00 47, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series Solar 17 13, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	3,900,000	3,900,000
Participating VRDN:
Series 15 XF2203, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,460,000	7,460,000
Series 16 XM0239, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,250,000	11,250,000
Series 16 ZM0173, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Series EGL 15 0004, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	17,900,000	17,900,000
Series EGL 15 001, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	10,900,000	10,900,000
Series EGL 15 002, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	28,885,000	28,885,000
Series EGL 15 003, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	11,000,000	11,000,000
Series Floaters XM 04 30, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,335,000	3,335,000
Series Floaters XX 10 08, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,300,000	6,300,000
Series Floaters YX 10 29, 0.96% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	10,820,000	10,820,000
Series ROC II R 14021, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,500,000	7,500,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	6,420,000	6,420,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	300,000	300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 25 02, 0.96% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,050,000	4,050,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series Floaters XF 25 88, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,700,000	3,700,000
Series XL 0042, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,000,000	1,000,000
		325,278,000
Montana - 0.1%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,600,000	1,600,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
New Jersey - 0.1%
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		700,000
Ohio - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,000,000	1,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	590,000	590,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	600,000	600,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.14%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	275,000	275,000
		2,465,000
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600,000	600,000
Texas - 0.0%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	265,000	265,000
TOTAL TENDER OPTION BOND
(Cost $370,828,000)		370,828,000

Other Municipal Security - 20.7%
Georgia - 0.2%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	595,000	595,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,700,000	1,700,000
		2,295,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.3% tender 8/13/18, CP mode	1,000,000	1,000,000
Massachusetts - 20.4%
Avon Gen. Oblig. BAN:
Series 2017, 2.25% 9/28/18	1,100,000	1,102,075
Series 2018, 2% 9/28/18	1,800,000	1,801,350
Billerica Gen. Oblig. BAN Series 2018, 3% 6/28/19	1,730,000	1,747,712
Boston Gen. Oblig. Bonds:
Series 2017 A, 5% 4/1/19	1,000,000	1,021,663
Series 2018 A, 5% 5/1/19	10,360,000	10,612,188
Bourne Gen. Oblig. BAN Series 2017, 2.25% 11/15/18	2,086,092	2,092,372
Brookline Gen. Oblig. BAN Series 2018, 2.5% 3/29/19	2,500,000	2,515,534
Chicopee Gen. Oblig. BAN:
Series 2017, 2.25% 10/5/18	1,300,000	1,302,563
Series 2018, 2.25% 10/5/18	3,900,000	3,905,852
Framingham Gen. Oblig. Bonds Series 2017, 5% 12/1/18	1,100,000	1,113,805
Franklin Gen. Oblig. BAN Series 2018, 3% 5/17/19	2,000,000	2,018,182
Gloucester Gen. Oblig. BAN Series 2018, 2.5% 9/21/18	3,400,000	3,405,442
Hingham Gen. Oblig. BAN Series 2018, 4% 5/16/19	7,840,426	7,976,589
Massachusetts Clean Wtr. Trust Bonds Series 2004 A, 5.25% 8/1/18	1,800,000	1,800,000
Massachusetts Dev. Fin. Agcy. Series 5, 1.5% 10/1/18, LOC TD Banknorth, NA, CP	2,000,000	2,000,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series 2009, 5.5% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	9,765,000	9,871,346
Massachusetts Gen. Oblig. Bonds:
Series 2008 A:
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	2,000,000	2,000,000
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	1,100,000	1,100,000
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	500,000	500,000
5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	1,485,000	1,485,000
Series 2013 B, 5% 8/1/18	1,900,000	1,900,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series H1:
1.3% tender 9/6/18, CP mode	2,500,000	2,500,000
1.35% tender 10/3/18, CP mode	4,300,000	4,300,000
1.4% tender 10/1/18, CP mode	4,800,000	4,800,000
1.54% tender 8/3/18, CP mode	10,000,000	10,000,000
1.62% tender 8/2/18, CP mode	11,045,000	11,045,000
Series H2:
1.3% tender 9/4/18, CP mode	6,040,000	6,040,000
1.4% tender 8/7/18, CP mode	7,700,000	7,700,000
1.42% tender 8/6/18, CP mode	7,885,000	7,885,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.6% tender 8/10/18, CP mode	14,800,000	14,800,000
Series 92, 1.5% tender 8/23/18, CP mode	700,000	700,000
Massachusetts Port Auth. Rev. Series 12A:
1.37% 8/9/18, LOC TD Banknorth, NA, CP	8,900,000	8,900,000
1.47% 10/4/18, LOC TD Banknorth, NA, CP	4,900,000	4,900,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2011 B, 5% 10/15/18	2,205,000	2,219,844
Series 2012 B, 5% 8/15/18	5,245,000	5,251,598
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series 2012 J, 5.25% 8/1/18	1,805,000	1,805,000
Series 99:
1.25% 8/2/18, LOC State Street Bank & Trust Co., Boston, CP	18,750,000	18,750,000
1.3% 9/13/18, LOC State Street Bank & Trust Co., Boston, CP	18,750,000	18,750,000
Middleborough Gen. Oblig. BAN:
Series 2017, 2% 10/5/18	1,700,000	1,702,844
Series 2018, 2.5% 10/5/18	5,600,000	5,610,811
Millis Gen. Oblig. BAN Series 2017, 3% 12/21/18	3,700,000	3,721,549
Milton Gen. Oblig. BAN Series 2018, 2.25% 8/30/18	1,594,979	1,595,978
Nantucket Gen. Oblig. BAN Series 2018 B, 2.5% 11/16/18	8,450,169	8,474,657
Natick Gen. Oblig. BAN Series 2018 A, 2.5% 12/7/18	2,960,000	2,968,700
North Reading Gen. Oblig. BAN Series 2018, 3% 6/14/19	8,118,932	8,201,996
Orleans Gen. Oblig. Anticipation Notes BAN Series 2018, 2.5% 2/8/19	2,538,561	2,552,441
Peabody Gen. Oblig. BAN Series 2018, 2.5% 3/22/19	1,900,000	1,911,457
Revere Gen. Oblig. Bonds Series 2009, 5.5% 4/1/19 (Pre-Refunded to 4/1/19 @ 100)	2,190,000	2,242,837
Scituate Gen. Oblig. BAN Series 2018, 3% 2/1/19	4,839,000	4,876,499
Stoughton Gen. Oblig. BAN Series 2018, 2.75% 10/26/18	3,700,000	3,709,920
Stow Gen. Oblig. BAN Series 2018, 3% 5/1/19	3,600,000	3,630,399
Topsfield Gen. Oblig. BAN Series 2018:
3% 3/8/19	2,100,000	2,117,613
3% 5/10/19	4,100,000	4,135,766
Waltham Gen. Oblig. BAN Series 2018, 3% 6/27/19	2,278,479	2,301,738
Westborough Gen. Oblig. BAN Series 2018, 3% 5/31/19	12,628,100	12,757,186
Westfield Gen. Oblig. BAN:
Series 2017, 2.25% 10/31/18	1,315,000	1,318,728
Series 2018 A, 3% 6/14/19	1,895,000	1,913,087
Weston Gen. Oblig. BAN Series 2018, 2.5% 2/1/19	3,300,000	3,313,605
Westport Gen. Oblig. BAN Series 2018, 3% 5/24/19	2,650,000	2,674,671
Weymouth Gen. Oblig. BAN Series 2018:
3% 3/14/19	6,400,000	6,459,454
3% 3/14/19	1,300,000	1,308,869
Woburn Gen. Oblig. BAN Series 2018, 2.5% 9/28/18	2,900,000	2,904,256
		284,023,176
TOTAL OTHER MUNICIPAL SECURITY
(Cost $287,318,176)		287,318,176
	Shares	Value

Investment Company - 2.3%
Fidelity Tax-Free Cash Central Fund, 1.01% (e)(f)
(Cost $31,559,528)	31,559,528	31,559,528
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,389,016,704)		1,389,016,704
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,318,669
NET ASSETS - 100%		$1,392,335,373

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,235,000 or 2.9% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.14%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$300,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 7/13/18	$6,005,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 6/14/18	$3,620,000
Chicago Board of Ed. Participating VRDN Series Floaters 013, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	7/12/18 - 7/19/18	$1,850,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	6/7/18	$265,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.1% 9/11/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$595,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 37, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	2/15/07 - 4/5/07	$12,000,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$5,515,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18 - 7/26/18	$6,420,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$590,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	11/3/17 - 3/2/18	$1,600,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$600,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.14%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	7/12/18	$275,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$600,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$1,025,393
Total	$1,025,393

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,357,457,176)	$1,357,457,176
Fidelity Central Funds (cost $31,559,528)	31,559,528
Total Investment in Securities (cost $1,389,016,704)		$1,389,016,704
Cash		12,564
Receivable for investments sold		6,980,000
Receivable for fund shares sold		624,342
Interest receivable		4,235,134
Distributions receivable from Fidelity Central Funds		105,634
Receivable from investment adviser for expense reductions		47,333
Other receivables		509
Total assets		1,401,022,220
Liabilities
Payable for investments purchased	$6,000,000
Payable for fund shares redeemed	2,184,179
Distributions payable	178,398
Accrued management fee	250,417
Distribution and service plan fees payable	25
Other affiliated payables	73,828
Total liabilities		8,686,847
Net Assets		$1,392,335,373
Net Assets consist of:
Paid in capital		$1,392,406,732
Undistributed net investment income		113
Accumulated undistributed net realized gain (loss) on investments		(71,472)
Net Assets		$1,392,335,373
Massachusetts AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($263,463,581 ÷ 263,261,878 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,128,738,495 ÷ 1,128,324,431 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($133,297 ÷ 133,250 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Interest		$8,200,305
Income from Fidelity Central Funds		1,025,393
Total income		9,225,698
Expenses
Management fee	$1,419,785
Transfer agent fees	420,189
Distribution and service plan fees	161
Independent trustees' fees and expenses	1,363
Total expenses before reductions	1,841,498
Expense reductions	(297,356)
Total expenses after reductions		1,544,142
Net investment income (loss)		7,681,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,026)
Fidelity Central Funds	8,304
Total net realized gain (loss)		5,278
Net increase in net assets resulting from operations		$7,686,834

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,681,556	$6,666,198
Net realized gain (loss)	5,278	(102,039)
Net increase in net assets resulting from operations	7,686,834	6,564,159
Distributions to shareholders from net investment income	(7,681,443)	(6,656,510)
Distributions to shareholders from net realized gain	–	(41,132)
Total distributions	(7,681,443)	(6,697,642)
Share transactions - net increase (decrease)	131,402,650	471,649,566
Total increase (decrease) in net assets	131,408,041	471,516,083
Net Assets
Beginning of period	1,260,927,332	789,411,249
End of period	$1,392,335,373	$1,260,927,332
Other Information
Undistributed net investment income end of period	$113	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Massachusetts AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.006	.002	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	.005	.006	.002	.001	–A	–A
Distributions from net investment income	(.005)	(.006)	(.002)	–A	–A	–A
Distributions from net realized gain	–	–A	–	(.001)	–A	–A
Total distributions	(.005)	(.006)	(.002)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.50%	.61%	.22%	.11%	.04%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%F	.30%	.26%	.05%	.07%	.10%
Expenses net of all reductions	.30%F	.30%	.26%	.05%	.06%	.10%
Net investment income (loss)	1.00%F	.62%	.23%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$263,464	$241,538	$200,828	$200,616	$235,903	$250,871

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.007	.003	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	.005	.007	.003	.001	–A	–A
Distributions from net investment income	(.005)	(.007)	(.003)	–A	–A	–A
Distributions from net realized gain	–	–A	–	(.001)	–A	–A
Total distributions	(.005)	(.007)	(.003)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.55%	.71%	.30%	.11%	.04%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.20%	.18%	.05%	.07%	.10%
Expenses net of all reductions	.20%F	.20%	.18%	.05%	.06%	.10%
Net investment income (loss)	1.11%F	.72%	.31%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,128,738	$1,019,289	$588,483	$432,509	$484,222	$566,873

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.005	.001	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	.004	.005	.001	.001	–A	–A
Distributions from net investment income	(.004)	(.005)	(.001)	–A	–A	–A
Distributions from net realized gain	–	–A	–	(.001)	–A	–A
Total distributions	(.004)	(.005)	(.001)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.42%	.46%	.11%	.11%	.04%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%F	.45%	.37%	.05%	.06%	.10%
Expenses net of all reductions	.45%F	.45%	.37%	.05%	.06%	.10%
Net investment income (loss)	.86%F	.47%	.12%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$133	$101	$100	$100	$100	$146

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,389,016,704

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(100,212)
Total capital loss carryforward	$(100,212)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Massachusetts AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$161	$161

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of Massachusetts AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. Massachusetts AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount(a)
Massachusetts AMT Tax-Free Money Market Fund	$129,521
Institutional Class	290,636
Service Class	32
$420,189

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $296,854 and $34, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $468.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
From net investment income
Massachusetts AMT Tax-Free Money Market Fund	$1,289,487	$1,329,497
Institutional Class	6,391,401	5,326,558
Service Class	555	455
Total	$7,681,443	$6,656,510
From net realized gain
Massachusetts AMT Tax-Free Money Market Fund	$–	$10,186
Institutional Class	–	30,941
Service Class	–	5
Total	$–	$41,132

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended July 31, 2018	Year ended January 31, 2018
Massachusetts AMT Tax-Free Money Market Fund
Shares sold	106,003,957	158,580,305
Reinvestment of distributions	1,145,216	1,208,311
Shares redeemed	(85,229,923)	(119,025,561)
Net increase (decrease)	21,919,250	40,763,055
Institutional Class
Shares sold	728,448,357	799,321,386
Reinvestment of distributions	5,245,622	4,196,992
Shares redeemed	(624,243,091)	(372,632,327)
Net increase (decrease)	109,450,888	430,886,051
Service Class
Shares sold	78,644	–
Reinvestment of distributions	527	460
Shares redeemed	(46,659)	–
Net increase (decrease)	32,512	460

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Massachusetts AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,005.00	$1.49
Hypothetical-C		$1,000.00	$1,023.31	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,005.50	$.99
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class	.45%
Actual		$1,000.00	$1,004.20	$2.24
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SMA-SANN-0918
1.854004.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 25, 2018